                                               --------------------------------
                                               OMB APPROVAL
                                               OMB Number: 3235-0570
                                               Expires: November 30, 2005
                                               Estimated average burden
                                               hours per response. .  . . . 5.0
                                               --------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-01273
                                  ----------------------------------------------


                                M.S.B. Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Shay Assets Management, Inc.   200 Park Avenue, 45th Floor,         New York, NY 10166
--------------------------------------------------------------------------------------
                         (Address of principal executive offices)       (Zip code)


BISYS Fund Services Ohio, Inc.      3435 Stelzer Road.        Columbus, OH 43219
--------------------------------------------------------------------------------------
                                   (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000
                                                    --------------

Date of fiscal year end:     12/31/02
                             --------

Date of reporting period:    06/30/03
                             --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               M.S.B. FUND, INC.

                             INVESTMENT ACHIEVEMENT

     The following information is a statement of the past record of the Fund and should not be construed as a representation or prediction of future results. The investment return and principal value of an investment in the Fund will fluctuate with changing market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The total return of the Fund for various periods is compared with the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the Dow Jones Industrial Average (DJIA), which are groups of unmanaged securities, and with the Lipper Large Capitalization Core Funds Average, which is a broad equity fund measurement. The S&P 500 and DJIA do not include a reduction of total return for expenses. These results should be considered in light of the makeup of each index, the investment objectives and portfolio composition of the Fund and the periods indicated.

                                                                         Average Annual Total Return
                                                                 Periods Ending June 30, 2003(1) (unaudited)
                                                                ----------------------------------------------
                                                                  Year          One         Five         Ten
                                                                To Date        Year         Years       Years
                                                                -------        ----         -----       -----
M.S.B. Fund, Inc. ..........................................      3.73%       (6.16%)       1.56%       10.03%
Lipper Large Capitalization Core Funds Average..............     10.38%       (1.94%)      (2.71%)       8.13%
Standard & Poor's 500 Composite Stock Price Index (S&P
  500)......................................................     11.76%        0.25%       (1.61%)      10.04%
Dow Jones Industrial Average (DJIA).........................      9.01%       (0.48%)       1.88%       12.10%

(1) Assumes reinvestment of all dividends and distributions and the deduction of all applicable fees and expenses. Data for the Lipper Large Capitalization Core Funds Average, the S&P 500 and DJIA are from Lipper, Inc. The S&P 500 and DJIA do not include a reduction in total return for expenses. Average annual total returns are stated for periods greater than one year.

Footnote 1: The Nasdaq composite index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as the National Market System traded foreign common stocks and American Depository Receipts.

Footnote 2: Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Footnote 3: The Standard & Poor's 500 Index is an unmanaged index, generally representative of the U.S. stock market as a whole.

M.S.B. FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS 96.6%

 SHARES                                            VALUE
 ------                                            -----
            ADVERTISING 3.5%
   25,000   Omnicom Group, Inc. ..............  $ 1,792,500
                                                -----------
            AEROSPACE/DEFENSE 2.8%
   20,000   General Dynamics Corp. ...........    1,450,000
                                                -----------
            AUTOMOTIVE 2.7%
   35,000   Harley-Davidson, Inc. ............    1,395,100
                                                -----------
            BEVERAGES 6.9%
   20,000   Anheuser Busch Companies, Inc. ...    1,021,000
   55,000   Coca-Cola Co. ....................    2,552,550
                                                -----------
                                                  3,573,550
                                                -----------
            BUILDING PRODUCTS 3.2%
   50,000   Home Depot, Inc. .................    1,656,000
                                                -----------
            BUSINESS EQUIPMENT & SERVICES 4.6%
   40,000   Cintas Corp. .....................    1,417,600
   25,000   Pitney Bowes, Inc. ...............      960,250
                                                -----------
                                                  2,377,850
                                                -----------
            COMPUTER SOFTWARE & SERVICES 8.6%
   55,000   Automatic Data Processing,
              Inc. ...........................    1,862,300
   40,000   Electronic Data Systems Corp. ....      858,000
   66,000   Microsoft Corp. ..................    1,690,260
                                                -----------
                                                  4,410,560
                                                -----------
            CONSUMER NON-DURABLE 3.5%
   20,000   Procter & Gamble Co. .............    1,783,600
                                                -----------
            DISTRIBUTOR-CONSUMER PRODUCTS 3.8%
   65,000   SYSCO Corp........................    1,952,600
                                                -----------
            DIVERSIFIED MANUFACTURING 6.5%
   60,000   General Electric Co. .............    1,720,800
   25,000   Illinois Tool Works, Inc. ........    1,646,250
                                                -----------
                                                  3,367,050
                                                -----------

COMMON STOCKS, CONTINUED


 SHARES                                            VALUE
 ------                                            -----
            FINANCIAL SERVICES 10.0%
   45,000   American Express Co. .............  $ 1,881,450
   30,000   Freddie Mac.......................    1,523,100
   45,000   State Street Corp. ...............    1,773,000
                                                -----------
                                                  5,177,550
                                                -----------
            FOOD PROCESSING 3.3%
   30,000   Wm. Wrigley Jr., Co. .............    1,686,900
                                                -----------
            HEALTH CARE 4.0%
   40,000   Johnson & Johnson.................    2,068,000
                                                -----------
            INSURANCE 4.9%
       35   Berkshire Hathaway, Inc. (a)......    2,537,500
                                                -----------
            OIL & GAS 3.1%
   45,000   Exxon Mobil Corp. ................    1,615,950
                                                -----------
            PERSONAL CARE 2.5%
   40,000   Gillette Co. .....................    1,274,400
                                                -----------
            PHARMACEUTICALS 10.6%
   35,000   Abbott Laboratories...............    1,531,600
   30,000   Merck & Co., Inc. ................    1,816,500
   60,000   Pfizer, Inc. .....................    2,049,000
                                                -----------
                                                  5,397,100
                                                -----------
            PUBLISHING 3.7%
   25,000   Gannett Co., Inc. ................    1,920,250
                                                -----------
            RESTAURANTS 2.2%
   40,000   Wendy's International, Inc. ......    1,158,800
                                                -----------
            RETAIL 4.2%
   40,000   Wal-Mart Stores, Inc. ............    2,146,800
                                                -----------
            SEMICONDUCTORS 2.0%
   50,000   Intel Corp. ......................    1,039,200
                                                -----------
            Total Common Stocks (Cost
              $40,599,577)....................   49,781,260
                                                -----------

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 2

M.S.B. FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COMMON STOCKS, CONTINUED


 SHARES                                            VALUE
 ------                                            -----
CASH EQUIVALENTS 3.4%
            MONEY MARKET MUTUAL FUND 3.4%
1,729,525   Vanguard Admiral Money Market
              Fund............................  $ 1,729,525
                                                -----------
            Total Cash Equivalents
              (Cost $1,729,525)...............    1,729,525
                                                -----------

                                                     VALUE
                                                     -----
             Total Investments
               (Cost $42,329,106) (b)...  100.0%  $51,510,785
             Other assets in excess of
               liabilities..............    0.0%        9,973
                                          -----   -----------
             Net Assets.................  100.0%  $51,520,758
                                          =====   ===========

Percentages indicated are based on net assets of $51,520,758.
(a) Represents non-income producing securities.

(b) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by net unrealized appreciation of securities as follows:

    Unrealized appreciation..................    $11,905,296
    Unrealized depreciation..................     (2,723,617)
                                                 -----------
    Net unrealized appreciation..............    $ 9,181,679
                                                 ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              JUNE 30, 2003
                                                              -------------
ASSETS:
Investment in securities, at value (Cost $42,329,106).......   $51,510,785
Cash........................................................        12,308
Dividends and interest receivable...........................        69,106
Prepaid expenses............................................        21,141
                                                               -----------
  Total Assets..............................................    51,613,340
                                                               -----------
LIABILITIES:
Investment advisory fee payable.............................        30,249
Administration fee payable..................................            26
Accounting fee payable......................................            94
Transfer agent fee payable..................................         5,683
Other accrued expenses payable..............................        56,530
                                                               -----------
  Total Liabilities.........................................        92,582
                                                               -----------
NET ASSETS, applicable to 3,253,164 shares of Class A
  $.001 par value stock, 5,000,000 shares authorized........   $51,520,758
                                                               ===========
NET ASSETS:
Capital.....................................................    42,237,439
Accumulated net investment income...........................        12,038
Accumulated net realized gains from investment
  transactions..............................................        89,602
Unrealized appreciation from investments....................     9,181,679
                                                               -----------
NET ASSETS..................................................   $51,520,758
                                                               ===========
NET ASSET VALUE, offering and redemption price
  per share ($51,520,758/3,253,164 shares)..................   $     15.84
                                                               ===========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 4

M.S.B. FUND, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2003
                                                                ----------------
INVESTMENT INCOME:
  Dividends.................................................       $  367,544
                                                                   ----------
     Total investment income................................          367,544
                                                                   ----------
EXPENSES:
  Investment advisory.......................................          181,823
  Administration............................................           40,200
  Directors.................................................           39,822
  Transfer agent............................................           22,259
  Legal.....................................................           37,443
  Printing..................................................           24,673
  Insurance.................................................            9,610
  Audit.....................................................           11,566
  Custodian.................................................           10,987
  Registration..............................................            8,230
  Miscellaneous.............................................            3,464
                                                                   ----------
     Total expenses before fee reductions...................          390,077
     Expenses reduced by Administrator......................          (15,957)
     Expenses reduced by Transfer Agent.....................           (2,250)
     Expenses reimbursed by Investment Adviser..............          (16,364)
                                                                   ----------
     Net expenses...........................................          355,506
                                                                   ----------
     Net investment income..................................           12,038
REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions.............          123,184
Change in unrealized appreciation/depreciation from
  investments...............................................        1,697,672
                                                                   ----------
Net realized/unrealized gains from investments..............        1,820,856
                                                                   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............       $1,832,894
                                                                   ==========

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 SIX MONTHS       YEAR ENDED
                                                                   ENDED         DECEMBER 31,
                                                               JUNE 30, 2003         2002
                                                               -------------     ------------
                                                                (UNAUDITED)
Operations:
  Net investment income/(loss)..............................    $    12,038      $     (5,536)
  Net realized gains from investments.......................        123,184         2,087,730
  Change in unrealized appreciation/depreciation from
     investments............................................      1,697,672       (10,995,372)
                                                                -----------      ------------
Change in net assets resulting from operations..............      1,832,894        (8,913,178)
                                                                -----------      ------------
Distributions to Shareholders:
  From net realized gains from investment transactions......             --        (2,115,533)
                                                                -----------      ------------
Total distributions to shareholders.........................             --        (2,115,533)
                                                                -----------      ------------
Capital Transactions:
  Change in net assets from capital share transactions (See
     Note 3)................................................       (115,579)        2,198,244
                                                                -----------      ------------
Change in net assets........................................      1,717,315        (8,830,467)
NET ASSETS:
  Beginning of period.......................................     49,803,443        58,633,910
                                                                -----------      ------------
  End of period.............................................    $51,520,758      $ 49,803,443
                                                                ===========      ============

--------------------------------------------------------------------------------
See Accompanying Notes to Financial Statements.
 6

M.S.B. FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Selected Data for Each Share of Capital Stock
Outstanding throughout Each Period

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED DECEMBER 31,
                                             JUNE 30,      ---------------------------------------------------
                                               2003         2002       2001       2000       1999       1998
                                            ----------      ----       ----       ----       ----       ----
                                            (UNAUDITED)
NET ASSET VALUE, beginning of period.......   $ 15.27      $ 18.78    $ 20.74    $ 21.09    $ 21.49    $ 17.73
                                              -------      -------    -------    -------    -------    -------
OPERATIONS:
  Net investment income/(loss).............        --(2)        --(2)   (0.03)        --(2)    0.01       0.01
  Net realized and unrealized
    gains/(losses) from investments........      0.57        (2.83)     (0.74)      1.18       1.20       5.55
                                              -------      -------    -------    -------    -------    -------
    Total from operations..................      0.57        (2.83)     (0.77)      1.18       1.21       5.56
                                              -------      -------    -------    -------    -------    -------
DISTRIBUTIONS:
  From net investment income...............        --           --         --         --      (0.01)     (0.01)
  From net realized gains from investment
    transactions...........................        --        (0.68)     (1.19)     (1.53)     (1.60)     (1.79)
                                              -------      -------    -------    -------    -------    -------
    Total distributions....................        --        (0.68)     (1.19)     (1.53)     (1.61)     (1.80)
                                              -------      -------    -------    -------    -------    -------
Net change in net asset value..............      0.57        (3.51)     (1.96)     (0.35)     (0.40)      3.76
                                              -------      -------    -------    -------    -------    -------
NET ASSET VALUE, end of period.............   $ 15.84      $ 15.27    $ 18.78    $ 20.74    $ 21.09    $ 21.49
                                              =======      =======    =======    =======    =======    =======
Total return...............................      3.73%(3)   (15.08)%    (3.73)%     5.68%      5.79%     31.45%
Ratio of net expenses to average net
  assets...................................      1.47%(4)     1.38%      1.44%      1.31%      1.24%      1.32%
Ratio of net investment income/(loss) to
  average net assets.......................      0.05%(4)    (0.01)%    (0.14)%    (0.01)%     0.03%      0.02%
Ratio of expenses to average net
  assets(1)................................      1.61%(4)     1.48%      1.52%      1.43%      1.26%      1.39%
Portfolio turnover rate....................        15%          18%        13%        15%        22%        32%
NET ASSETS, end of period (000's)..........   $51,521      $49,803    $58,634    $63,794    $67,655    $65,824

--------------------------------------------------------------------------------

(1) During the period, certain fees were waived. If such fee waivers had not occurred, the ratio would have been as indicated.

(2) Net investment income/(loss) per share was less than $0.005.

(3) Not annualized.

(4) Annualized.
See Accompanying Notes to Financial Statements.

M.S.B. FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003
(UNAUDITED)

The M.S.B. Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company organized as a New York corporation. The Fund was incorporated under the laws of the State of New York on June 8, 1964. The investment objective of the Fund is to achieve long-term growth of capital for its shareholders.

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A--Security Valuation--Securities traded on national exchanges are valued at the closing prices or, in the case of over-the-counter securities, at the mean between closing bid and asked prices as of 4:00 pm eastern time. Short-term instruments maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at the discretion of the Fund's Board of Directors.

B--Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date, dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The specific identification method is used in the determination of realized gains and losses on the sale of securities.

C--Dividends to Shareholders--Dividends from net investment income, if any, are declared and paid annually. Net short-term and long-term capital gains, if any, are declared and paid annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

D--Federal Income Taxes--No provision has been made for Federal income tax, since it is the intention of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its ordinary taxable income and net capital gains to its shareholders.

E--Management Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2--FEES

Shay Assets Management, Inc. (the "Investment Adviser") is the investment adviser to the Fund. The Investment Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. ("SISI"), which is controlled by Rodger D. Shay, a Vice President and Director of the Fund.

The Investment Adviser receives fees from the Fund, computed at an annual rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets and 0.50% of average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser is reduced (but not below zero) to the extent
 8

M.S.B. FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2003
(UNAUDITED)

expenses (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses, and distribution expenses, if any, payable under Rule 12b-1) exceed 1.10% of the Fund's average daily net assets for any fiscal year during the term of the Fund's agreement with the Investment Adviser. This limitation resulted in a reimbursement of the Investment Adviser's fees totaling $16,364 for the six months ended June 30, 2003.

Shay Financial Services, Inc. (the "Distributor") is the distributor for the Fund. The Distributor is also a wholly-owned subsidiary of SISI. The Distributor receives no compensation for its distribution services.

BISYS Fund Services, Ohio, a subsidiary of The BISYS Group, Inc., serves the Fund as Administrator and Transfer Agent (the "Administrator", the "Transfer Agent"). As compensation for its administrative services, the Fund pays the Administrator a minimum monthly fee plus out-of-pocket expenses. As compensation for its services as transfer agent, the Fund pays the Transfer Agent a minimum monthly fee plus out-of-pocket expenses. For the six months ended June 30, 2003, the Administrator voluntarily reduced its fee by $15,957. For the six months ended June 30, 2002, the Transfer Agent voluntarily reduced its fee by $2,250.

NOTE 3--CAPITAL STOCK

At June 30, 2003, there were 5,000,000 shares of $.001 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2003 and the year ended December 31, 2002, respectively, were as follows:

                                                             SHARES                     AMOUNT
                                                      --------------------    --------------------------
                                                        2003        2002         2003           2002
                                                        ----        ----         ----           ----
Shares sold.......................................     125,602     192,726    $ 1,891,451    $ 3,434,372
Shares issued in reinvestment of dividends........           4     118,137            107      1,787,420
                                                      --------    --------    -----------    -----------
                                                       125,606     310,863      1,891,558      5,221,792
Shares redeemed...................................    (134,947)   (170,899)    (2,007,137)    (3,023,548)
                                                      --------    --------    -----------    -----------
Net increase/(decrease)...........................       9,341     139,964    $  (115,579)   $ 2,198,244
                                                      ========    ========    ===========    ===========

NOTE 4--PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, exclusive of short-term investments, for the six months ended June 30, 2003, were $7,255,725 and $6,967,021 respectively.

NOTE 5--SUBSEQUENT EVENT

Pursuant to the terms of an Agreement and Plan of Reorganization, dated as of May 14, 2003 between John Hancock Capital Series, a Massachusetts business trust, on behalf of its series, John Hancock Large Cap Select Fund, and M.S.B. Fund, Inc., a New York corporation, all assets of the M.S.B. Fund, Inc. were acquired by the John Hancock Large Cap Select Fund as of August 22, 2003. Consequently, the shareholders of the M.S.B. Fund, Inc. became the shareholders of the John Hancock Large Cap Select Fund.

                               M.S.B. FUND, INC.

                      NOTICE OF PRIVACY POLICY & PRACTICES

     M.S.B. Fund, Inc. recognizes and respects the privacy expectations of our customers(1). We are providing this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Fund.

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number and other personal information

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and the Fund or service providers to the Fund.

     We may disclose all of the information described above to certain third parties who are not affiliated with the Fund as permitted by law. For example, sharing of information with companies that maintain or service customer accounts for the Fund is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts. We may also share information with companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements.

     We maintain, and require service providers to the Fund to maintain policies designed to assure only appropriate access to, and use of, information about our customers. When information about our customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

     We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Fund.

---------------

1 For purposes of this notice, the terms "customer" or "customers" includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Funds, but do not invest in M.S.B. Fund shares.
 10

                                     M.S.B.
                                   FUND, INC.

OFFICERS

Joseph R. Ficalora
President

Michael J. Gagliardi
First Vice President

Edward E. Sammons, Jr.
Vice President and Secretary

Rodger D. Shay
Vice President and Assistant
  Secretary

Mark F. Trautman
Vice President

John J. McCabe
Vice President

Trent Statczar
Treasurer

Alaina V. Metz
Assistant Secretary and
  Assistant Treasurer

BOARD OF DIRECTORS

Timothy A. Dempsey
Joseph R. Ficalora
David Freer, Jr.
Michael J. Gagliardi
David F. Holland
Joseph L. Mancino
William A. McKenna, Jr.
Rodger D. Shay

                                  M.S.B.
                                FUND, INC.

M.S.B. FUND, INC.
c/o Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606
Telephone 800-661-3938

INVESTMENT ADVISER
Shay Assets Management, Inc.
200 Park Avenue
45th Floor
New York, New York 10166

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, Illinois 60606

ADMINISTRATOR, TRANSFER AGENT,
REGISTRAR AND DIVIDEND PAYING AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
100 Church Street
New York, New York 10286

LEGAL COUNSEL
Hughes Hubbard & Reed LLP
One Battery Park Plaza
New York, New York 10004

INDEPENDENT AUDITORS
Ernst & Young LLC
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215

This report is submitted for the general information of shareholders of the M.S.B. Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Fund.
Read the prospectus carefully before investing or sending money.

                            [M.S.B. FUND, INC. LOGO]

             Acquired by the John Hancock Large Cap Select Fund on

                                August 22, 2003

                               SEMI-ANNUAL REPORT
                         .............................

                                 June 30, 2003

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        M.S.B. Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Trent Statczar       Trent Statczar, Treasurer
                         -------------------------------------------------------

Date        9/3/03
    ---------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Trent Statczar       Trent Statczar, Treasurer
                         -------------------------------------------------------

Date        9/3/03
    ---------------------

By (Signature and Title)* /s/ Joseph R. Ficalora   Joseph R. Ficalora, President
                         -------------------------------------------------------

Date        9/3/03
    ---------------------


* Print the name and title of each signing officer under his or her signature.